Commitments and contingencies, Contingencies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2007 USD ($)	Oct. 19, 2007 USD ($)	Aug. 07, 2007 USD ($)
Contingencies [Abstract]
Contingent liability			$ 2,400
RPS Claim [Member]
Contingencies [Abstract]
Contingent asset						$ 50
Contingent liability					$ 3,000
Mutual Loans Between WWS and TMM [Member]
Contingencies [Abstract]
Contingent asset				$ 394
Contingent liability				$ 938
ADEMSA Secured Certificates of Deposit [Member]
Contingencies [Abstract]
Settlement reserve	$ 2,461	$ 2,461
Settlement payment	$ 2,893	$ 2,893